Organization and Principal Activities - Schedule of Financial Statement Amounts and Balances of VIEs - Balance Sheets (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 12,493,135	$ 38,692,871	$ 66,151,439
Accounts receivable – others, net	7,101,910	8,977,608
Short - term investments		532,912
Total current assets	70,973,244	101,617,132
Property and equipment, net	4,459,334	6,885,261
Acquired intangible assets, net	85,154	96,457
Cost method investment	1,631,892	1,714,058	1,542,454
Equity method investment, net	778,721	817,223	1,019,009
Guarantee fund deposits	217,033	604,497
Total assets	80,689,350	114,603,853	$ 167,623,826
Current liabilities:
Accrued expenses and other current liabilities	8,379,911	2,085,113
Total current liabilities	54,175,724	68,511,497
VIEs
Current assets:
Cash and cash equivalents	1,254,459	8,176,346
Restricted cash		2,035,634
Accounts receivable – others, net	1,758,057	3,759,927
Short - term investments		155,727
Others	8,390,567	36,714,120
Total current assets	11,403,083	50,841,754
Property and equipment, net	2,448,148	4,348,884
Cost method investment	1,631,892	1,714,058
Equity method investment, net	778,721	817,223
Rental deposits	590,284	776,196
Guarantee fund deposits		311,615
Investment in subsidiaries	41,631,407	41,279,679
Deferred tax assets	1,292,263	1,288,064
Total assets	59,775,798	101,377,473
Current liabilities:
Accrued expenses and other current liabilities	16,561,794	20,445,103
Accounts payable	189,082	806,749
Total current liabilities	16,750,876	21,251,852
Non-current liabilities	3,197	243,398
Total third-party liabilities	16,754,073	21,495,250
Inter-company liabilities (assets)	$ (9,782,857)	$ 18,558,400